Finance receivables (Tables)	12 Months Ended
Dec. 31, 2011
Accounts and Finance receivables [Abstract]
Components of finance receivables

As of December 31 (in thousands)	2011 EUR	2010 EUR

Finance receivables, gross	78,853	48,398
Unearned interest	-	(6,845)

Finance receivables, net	78,853	41,553
Current portion of finance receivables, gross	78,853	16,594
Current portion of unearned interest	-	(3,946)

Non-current portion of finance receivables, net	-	28,905

Finance receivables due for payment

(in thousands)	EUR
2012	78,853
2013	-
2014	-
2015	-
2016	-
Thereafter	-

Finance receivables, gross	78,853